Consolidated Statements of Cash Flows (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Cash provided by (used in):
Net income	$ 11,069	$ 8,143
Adjustments to determine net cash flows:
Provision for (recovery of) credit losses	700	1,024
Stock-based compensation	0	75
Income tax provision	4,199	2,961
Interest income	(81,216)	(73,246)
Interest expense	47,335	47,522
Amortization	939	744
Accretion of discount on securities	(231)	(310)
Foreign exchange rate change on assets and liabilities	(4,867)	4,285
Interest received	79,054	75,669
Interest paid	(41,227)	(47,726)
Income taxes paid	(3,843)	(3,963)
Credit assets	(265,552)	(111,793)
Deposits	382,048	(10,971)
Change in other assets and liabilities	(72,770)	18,524
Cash flows from (used in) operating activities	55,638	(89,062)
Foreign exchange forward settlement	7,498	0
Disposal of Stablecorp shares	1,035	0
Sale (purchase) of securities	(20,123)	136,737
Purchase of property and equipment	(170)	(1,452)
Cash flows from (used in) investing activities	(11,760)	135,285
Financing:
Issuance of common shares, net of issue costs	1,970	114,879
Dividends paid	(799)	(813)
Repayment of lease obligations	(204)	(183)
Cash flows from (used in) financing activities	967	113,883
Change in cash	44,845	160,106
Effect of exchange rate changes on cash	1,447	1,333
Cash, beginning of the period	581,710	225,254
Cash, end of the period	$ 628,002	$ 386,693